Information Regarding Members of the Board of Directors, the Group Management and Employees - Summary of Maximum Outstanding Matching Rights (Detail)	Dec. 31, 2017 shares
Number of Class B shares [member] | Top of range [member] | Other members of executive team [member]
Disclosure of Maximum Outstanding Matching Rights [Line Items]
Stock Purchase Plans 2014-2016 Executive Performance Stock Plans 2014-2016	183,054